RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due from Related Parties Comprised of Amounts Receivable from the Sales of Goods) (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Amounts due from related parties
Amounts receivable from the sales of goods		$ 110,952	$ 452,415
Zhejiang Yuhuan [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	[1]	$ 110,952	169,244
Jinko and its subsidiaries [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	[2]		$ 283,171

[1]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)